Erin C. Schwerzmann Vice President & Corporate Counsel The Prudential Insurance Company of America 280 Trumbull Street, Hartford CT 06103 Tel 860 534-9177 Erin.Schwerzmann@prudential.com

October 7, 2013

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Pruco Life Variable Universal Account ("Registrant")
Pruco Life Insurance Company ("Depositor")
 (File No. 333-112808)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus contained in Post-Effective Amendment No. 19; and (ii) that the text of Post-Effective Amendment No. 19 was filed electronically on September 26, 2013 (Accession No. 0000851693-13-000046).

By:         /s/ Erin C. Schwerzmann
Erin C. Schwerzmann
Vice President, Corporate Counsel
Pruco Life Insurance Company

Via EDGAR